Retirement Benefit Obligations - Summary of Reconciliation of Scheme Asset (Detail) - Plan assets [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [Line Items]
Beginning balance	€ 2,622	€ 2,556
Interest income on scheme assets	59	49
Arising on acquisition (note 32)	337	5
Remeasurement adjustments - return on scheme assets excluding interest income	(137)	112
Employer contributions paid	118	123
Contributions paid by plan participants	14	14
Benefit and settlement payments	(130)	(114)
Administration expenses	(4)	(4)
Translation adjustment	34	(119)
Ending balance	€ 2,913	€ 2,622